PREPAID EXPENSE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Matchbox Twenty agreement		$ 100,000
Deposit with joint venture partner		30,000
Total prepaid expenses	$ (0)	$ 130,000